Commitments and Contingencies - Schedule of Commitments Credit Lines (Details) - JPY (¥) ¥ in Millions	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Commitments Credit Lines Abstract
Total amount of commitment line borrowing	¥ 43	¥ 8,900	¥ 6,200
Balance of executed borrowed commitment line		751
Balance of unexecuted commitment line		¥ 8,149	¥ 6,200